UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400, Broadview Hts.  Ohio 44147

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way, Pittsford, NY  14534

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Prasad Growth Fund

March 31, 2010

THE PRASAD GROWTH FUND

MANAGERS COMMENTARY

MARCH 31, 2010

2010 ANNUAL LETTER TO SHAREHOLDERS

March 31, 2010

Dear Shareholders,

Greetings! Prasad Growth Fund (PRGRX) declined from $ 4.50 to $ 4.13, per share.  During this period, the Fund’s shares returned (8.22%), underperforming its benchmarks, the S&P 500 Index and the NASDAQ Composite which returned 49.77 % and 56.87%, respectively. During the reporting period, the S&P 500 Index went up from 797.87 to 1169.43. And the NASDAQ Composite went up from 1528.59 to 2397.96.

During the reporting period, we started to see a return to more normal market conditions.  Markets rebounded from lows as positive economic signs emerged.  It is important to note that equity markets are still emerging from the most challenging economic environment the United States has experienced since the Great Depression of 1929.  Volatility continues.  Even though the stock market went up during the past year, it has gone down on an average of 3.7% per year taking the last three years ending on 3/31/2010 into consideration.

During the fiscal year ended March 31, 2010, the Fund reduced its exposure to the equity markets in an effort to preserve capital.  It was my opinion that this was a highly risky time to invest majority of the funds in equities.    Also it was my opinion that the market would go down significantly during this period similar to the period between 1929 and 1932. I felt that it was better to preserve the capital than to risk it. The Fund remained in cash and equivalents during significant portions of the reporting period.  This strategy  had an adverse effect on the performance of the Fund during the fiscal year.

 At a meeting held in person on April 29, 2009 for the specific purpose of considering the renewal of the Investment   Advisory  and  Administration Agreement between the Fund and Mutual Funds Leader, Inc. The Board of Trustee, including a majority of the Trustees who are not “interested persons” of the Fund or Mutual Funds Leader, Inc.  “Disinterested Trustees”, approved the continuation of the Agreement for an additional one-year period.  I am the President and sole shareholder of Mutual Funds Leader, Inc. (MFL), which has served as investment adviser to the Fund since its inception.  In reviewing the Agreement, the Trustees considered the duties and obligations of MFL as the investment adviser and fees paid to MFL for such services. They considered the operation and personnel of MFL and determined that, at the present time, MFL is capable of fulfilling its obligations under the Investment Advisory and Administrative Agreement. The Trustees also discussed the fact that MFL is controlled by the Chairman of Prasad Series Trust and the related conflicts of interest. The Disinterested Trustees felt that MFL has done an excellent job in a turbulent market with major losses in the equities.

I informed the Board that I have been working approximately 20 hours per week in my medical practice, primarily during the hours when the New York Stock Exchange is closed for business.  The “disinterested” Board members expressed the opinion that I can conduct the day-to-day management of the Fund, including the ability to effectively trade and monitor the Fund’s portfolio, even during periods of extreme volatility.

The Trustees also reviewed  tax returns, income and expense statement and balance sheet of MFL, noting that there was no long term outstanding debt. There were no outstanding bills over 60 days to be paid. The Trustees also noted that, at this time the expenses of the Fund exceed the current fee paid by the Fund to MFL, and that I have personally been providing additional capital to MFL. The Board of Trustees also reviewed data relating to the income received  from my and investment income. The Board felt that this was adequate. The Board felt that when the market improves and when the Fund has more assets, this gap would narrow and vanish in time.

The 1.5% management fee paid to MFL pursuant to the Agreement was deemed by the Trustees to be appropriate after considering the services provided by MFL and the fees paid to other investment advisors by similar small mutual fund companies and the fact that MFL has been bearing all the expenses of the Fund with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and obligations). The Disinterested Trustees expressed the fact that the unitary fee arrangement makes accounting easy and straight forward. They noted the fact that MFL does not have any soft dollar arrangements with any firm. They noted that MFL employs discount brokerage firms for trading which keeps transaction costs low. They noted the fact that MFL provides office space, computer equipment, software programs, at no additional cost. They felt that MFL has been providing excellent service and complying with accounting, regulatory and legal requirements in a satisfactory way.

I thank you for your continued support. I am striving hard to make the net asset value of the Fund grow while trying to preserve your investment during these difficult times.

Rajendra Prasad

THE PRASAD GROWTH FUND

PERFORMANCE ILLUSTRATION

MARCH 31, 2010

This chart assumes an initial investment of $10,000 made on November 23, 1998. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

The Standard & Poor's 500 Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Nasdaq Composite is a stock market index of all the common stocks and similar securities listed on the Nasdaq stock market, meaning that it has over 3,000 components.  It is highly followed in the U.S. as an indicator of the performance of stocks of technology companies and growth companies.

THE PRASAD GROWTH FUND

GRAPHICAL ILLUSTRATION

MARCH 31, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Prasad Growth Fund
	Schedule of Investments
	March 31, 2010

Shares		Value

EXCHANGE TRADED FUNDS - 28.31%
400	ProShares Short MSCI EAFE *	$ 22,712
1,200	Short MidCap400 ProShares *	48,372
600	ProShares Short Russell2000 *	24,090
3,000	UltraShort Basic Materials ProShares *	21,210
2,500	UltraShort FTSE/Xinhua China25 ProShares *	19,650

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $138,160) - 28.31%		136,034

Underlying Security
Expiration Date/Exercise Price

CALL OPTIONS - 0.19%
Shares Subject
to Call
	Direxion Daily Small Cap Bear 3X Shares *
1,000	May 2010 Call @ $7.00	770

	ProShares UltraShort Silver *
3,000	May 2010 Call @ $5.00	150

Total (Premiums Paid $3,962) - 0.19%		920

PUT OPTIONS - 0.00%
Shares Subject
to Put
	PowerShares QQQ *
130,000	April 2010 Call @ $30.00	0

Total (Premiums Paid $3,233) - 0.00%		0

SHORT TERM INVESTMENTS - 71.59%
344,010	Fidelity Governmental Fund 57 0.03% ** (Cost $344,010)	344,010

TOTAL FOR SHORT TERM INVESTMENTS (Cost $344,010) - 71.59%		344,010

TOTAL INVESTMENTS (Cost $489,365) - 100.09%		480,964

LIABILITIES LESS OTHER ASSETS - (0.09)%		(410)

NET ASSETS - 100.00%		$ 480,554

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Exchange Traded Fund	$ 136,034	$ -	$ -	$ 136,034
	Options	920	-	-	920
	Short-Term Investments:
	Fidelity Governmental Fund 57	344,010	-	-	344,010
		$ 480,964	$ -	$ -	$ 480,964

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Assets and Liabilities
March 31, 2010

Assets:
Investments, at Value (Cost $489,365)	$ 480,964
Cash	249
Receivables:
Dividends and Interest	19
Total Assets	481,232
Liabilities:
Accrued Management Fees (Note 2)	678
Total Liabilities	678

Net Assets	$ 480,554

Net Assets Consist of:
Paid In Capital	$ 956,194
Accumulated Undistributed Realized Loss on Investments	(467,239)
Unrealized Depreciation in Value of Investments	(8,401)
Net Assets, for 116,380 Shares Outstanding	$ 480,554

Net Asset Value Per Share	$ 4.13

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Operations
For the year ended March 31, 2010

Investment Income:
Interest	$ 634
Dividends	858
Total Investment Income	1,492

Expenses:
Advisory Fees (Note 2)	9,637
Total Expenses	9,637

Net Investment Loss	(8,145)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	31,603
Options	(58,076)
Total Realized Loss on Investments	(26,473)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,048
Options	(3,066)
Total Change in Unrealized Appreciation (Depreciation)	982
Net Realized and Unrealized Loss on Investments and Options	(25,491)

Net Decrease in Net Assets Resulting from Operations	$ (33,636)

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statements of Changes in Net Assets

	Years Ended
	3/31/2010	3/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (8,145)	$ (2,617)
Net Realized Loss on Investments and Options	(26,473)	(129,349)
Unrealized Appreciation (Depreciation) on Investments	982	(3,182)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,636)	(135,148)

Less Distributions:
From Net Investment Income	-	(412)
From Realized Gains	-	-
	-	(412)

Capital Share Transactions (Note 4)	(66,501)	(8,543)

Total Decrease	(100,137)	(144,103)

Net Assets:
Beginning of Period	580,691	724,794

End of Period	$ 480,554	$ 580,691

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	3/31/2010	3/31/2009	3/31/2008	3/31/2007	3/31/2006

Net Asset Value, at Beginning of Year	$ 4.50	$ 5.55	$ 4.85	$ 6.26	$ 4.94

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.07)	(0.02)	0.02	(0.03)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.30)	(1.03)	0.68	(1.38)	1.34
Total Income (Loss) from Investment Operations	(0.37)	(1.05)	0.70	(1.41)	1.32

Distributions from net investment income	0.00	0.00 †	0.00	0.00	0.00
Distributions from realized gains	0.00	0.00	0.00	0.00	0.00

Total Distributions	0.00	0.00 †	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 4.13	$ 4.50	$ 5.55	$ 4.85	$ 6.26

Total Return **	(8.22)%	(18.87)%	14.43%	(22.52)%	26.72%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 481	$ 581	$ 725	$ 732	$ 1,144
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.27)%	(0.38)%	0.37%	(0.52)%	(0.28)%
Portfolio Turnover	2220%	1881%	1488%	976%	731%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
† Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

THE PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2010

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of March 31, 2010.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.  Management has evaluated subsequent events through May 27, 2010, the date the financial statements were issued.

RECLASSIFICATIONS:

In accordance with GAAP, the Fund has recorded a reclassification in the capital accounts. As of March 31, 2010, the Fund recorded permanent book/tax differences of $8,145 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  Investment management fees were $9,637 for the year ended March 31, 2010. At March 31, 2010 the Fund owed the Advisor $678.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At March 31, 2010 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $956,194.

	For the Year Ended 3/31/2010		For the Year Ended 3/31/2009
	Shares	Amount	Shares	Amount
Shares sold	3,103	$17,000	9,129	$46,461
Shares reinvested	-	-	76	412
Shares redeemed	(15,778)	(83,501)	(10,750)	(55,416)
Net decrease	(12,675)	$(66,501)	(1,545)	$(8,543)

5.)

PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2010, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $4,304,029 and $4,758,939 respectively; there were no purchases or sales of U.S. Government obligations.

6.)

PUT AND CALL OPTIONS PURCHASED

As of March 31, 2010 the Fund had call options valued at $920 and put options valued at $0.

Transactions in call and put options purchased during the year ended March 31, 2010 were as follows:

	Number of	Premium
	Contracts	Paid
Options outstanding at March 31, 2009	10	$3,210
Options purchased	5,465	150,361
Options written	-	-
Options exercised	-	-
Options expired	(3,370)	(54,048)
Options terminated in closing purchase transaction	(765)	(92,328)
Options outstanding at March 31, 2010	1,340	$ 7,195

7.) TAX MATTERS
As of March 31, 2010, the Fund has federal income tax capital loss carry forwards of approximately $440,766 expiring as follows:

Years

Amount

2011

  100,553

2013

    12,518

2014

  198,346

2017                       129,349

During the year ended March 31, 2010, the Fund had net capital loss carry forward amounts of $446,145 expired, which were reclassified from accumulated undistributed realized loss on investments to paid in capital. This reclassification has no impact on the net asset value of the Fund

As of March 31, 2010, the components of distributable earnings on tax basis were as follows:

             Realized loss on investments                                $ (913,384)

           Unrealized depreciation on investments

     $     (8,401)

For Federal income tax purposes, the cost of investments owned at March 31, 2010 was $489,365.

At March 31, 2010, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$90	($8,491)	($8,401)

There were no distributions paid for the year ended March 31, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The Prasad Growth Fund,

   A Series of Prasad Series Trust

We have audited the accompanying statement of assets and liabilities of the Prasad Growth Fund, (the Fund), a series of Prasad Series Trust, including the schedule of investments, as of March 31, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prasad Growth Fund, a series of Prasad Series Trust, as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
May 27, 2010

Prasad Growth Fund
Expense Illustration
March 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Prasad Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2009 through March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2009	March 31, 2010	October 1, 2009 to March 31, 2010

Actual	$1,000.00	$821.07	$6.84
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.45	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE PRASAD GROWTH FUND

ADDITIONAL INFORMATION

MARCH 31, 2010 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended March 31, 2010, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Advisory Renewal Agreement

The agreement contract between the advisory firm, Mutual Funds Leader, Inc (MFL), and Prasad Series Trust (PST) was approved by the Board of Trustees of PST on April 29, 2009. The Trustees considered the services, operation and personnel of MFL and determined that, at the present time, MFL is capable of fulfilling its obligations under the Investment Advisory and Administrative Agreement. The disinterested Trustees also discussed the fact that MFL is controlled by the Chairman of the Trust and the related conflict of interest. The disinterested trustees felt that MFL had done a good job managing PRGRX during a very tough period the markets had been going through since January of 2000. They reiterated the fact that PRGRX was ranked number one in Lipper Equity Fund Performance Analysis Service for the year 2008 in the Small-Cap Growth Funds Classification.

The 1.5% management fee paid to MFL pursuant to the Investment Advisory and Administrative Agreement was deemed by the Trustees to be appropriate after considering the services provided by MFL and the fees paid to other investment advisors by similar small mutual fund companies and the fact that MFL has been bearing all the expenses of PRGRX with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and obligations).

THE PRASAD GROWTH FUND

TRUSTEES AND OFFICERS

MARCH 31, 2010 (UNAUDITED)

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 Age: 59	Trustee	Since 2006	Director, GRS Service, Inc.; Director, Huntington Resources, Inc.	1	2
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 66	Trustee	Since 2003	Retired Engineer	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2009.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 64	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

PRIVACY POLICY

In the course of doing business with Prasad Series Trust, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.

For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share that information with companies that perform services for Prasad Series Trust. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within Prasad

Series Trust, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

Board of Trustees

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Advisor

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Patricia C. Foster, Esq., PLLC

190 Office Parkway

Pittsford, New York 14534

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Fund’s small size has made an audit committee unnecessary.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2010

$ 8,500

FY 2009

$ 8,500

(b)

Audit-Related Fees

Registrant

FY2010

$ 0

FY2009

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2010

$ 0

FY 2009

$ 0

Nature of the fees:

Not applicable.

(d)

All Other Fees

Registrant

FY 2010

$ 0

FY 2009

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The fund has is too small to warrant the formation of an audit committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

N/A  %

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2010

$ 0

FY 2009

$ 0

All the above fees are paid by the registered investment advisor for the fund.  The fund pays Mutual Funds Leader, Inc. (the RIA) 1.5% of the total assets in the fund and Mutual Funds Leader, Inc. pays all the expenses of the Prasad Growth Fund.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 8, 2010

* Print the name and title of each signing officer under his or her signature.